Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Revenues	$ 409	$ 398	$ 853	$ 763	$ 2,032
Research and development expenses	(3,273)	(3,810)	(9,850)	(11,951)	(10,976)
General and administrative expenses	(1,576)	(1,892)	(3,845)	(2,951)	(3,063)
Operating loss	(4,440)	(5,304)	(12,842)	(14,139)	(12,007)
Total financial income (expense), net	(185)	207	227	(304)	(618)
Loss before taxes on income			(12,615)	(14,443)	(12,625)
Taxes on income
Net loss	$ (4,625)	$ (5,097)	(12,615)	(14,443)	(12,625)
Deemed dividend			(2,590)	(715)
Total comprehensive loss			$ (15,205)	$ (15,158)	$ (12,625)
Basic net loss per share (in Dollars per share)	$ 0	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.14)
Weighted average number of ordinary shares used in computing basic net loss per share (in Shares)	815,746,293	500,010,114	553,079,638	358,411,297	85,909,859